Goodwill and Intangible Assets, including Casino Contracts (Details Textual) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Indefinite-lived Intangible Assets [Line Items]
Amortization Expense For Intangibles Including Casino Contracts	$ 1.4	$ 1.4	$ 2.8	$ 2.8